SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 13, 2021 USD ($)	Aug. 02, 2021 USD ($) vote $ / shares shares	Jun. 30, 2021 USD ($) vote shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) vote shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) vote shares	Dec. 31, 2019 USD ($) shares
Subsequent Event [Line Items]
Number of voting rights per share | vote			1		1		1
Common stock, shares outstanding (in shares)			232,609,957		232,609,957		229,031,546	224,802,545
Deferred offering costs | $			$ 9,500		$ 9,500		$ 1,300
Share-based compensation | $			$ 1,138	$ 1,365	$ 10,134	$ 3,777	$ 24,330	$ 26,667
Subsequent Event | Say
Subsequent Event [Line Items]
Purchase price in cash | $	$ 140,000
Subsequent Event | IPO
Subsequent Event [Line Items]
Deferred offering costs | $		$ 13,400
Subsequent Event | IPO | RSUs
Subsequent Event [Line Items]
Share-based compensation | $		$ 1,000,000
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Number of voting rights per share | vote		1
Subsequent Event | Common Class A | IPO
Subsequent Event [Line Items]
Shares issued in IPO (in shares)		55,000,000
Offering price in IPO (in dollars per share) | $ / shares		$ 38.00
Net proceeds from sale in IPO | $		$ 1,900,000
Conversion of Stock, Shares Converted		130,155,246
Conversion of convertible preferred stock (in shares)		412,742,897
Convertible notes converted to common stock (in shares)		137,305,156
Exercise price (in dollars per share) | $ / shares		$ 26.60
Aggregate warrants exercisable (in shares)		14,278,034
Subsequent Event | Common Class A | IPO - Shares from Company
Subsequent Event [Line Items]
Shares issued in IPO (in shares)		52,375,000
Subsequent Event | Common Class A | IPO - Shares from Existing Shareholders
Subsequent Event [Line Items]
Shares issued in IPO (in shares)		2,625,000
Subsequent Event | Common Class B
Subsequent Event [Line Items]
Number of voting rights per share | vote		10
Subsequent Event | Common Class C
Subsequent Event [Line Items]
Number of voting rights per share | vote		0
Common stock, shares outstanding (in shares)		0